Summary of Royalty Schedule (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	$ 670,208,000
Royalty and other mineral interest cost	675,819,000	$ 264,709,000
Royalty and other mineral interest additions	57,000	411,110,000
Royalty and other mineral interest cost	670,265,000	675,819,000	$ 264,709,000
Royalty accumulated depletion	(1,920,000)	(164,000)
Depletion	(216,000)	(1,756,000)	(164,000)
Royalty accumulated depletion	(2,136,000)	(1,920,000)	(164,000)
Disposition	(76,000)	10
Impairment		(3,821,000)
Option payments	(549,000)	(1,780,000)
Total	(625,000)	(5,611,000)
Balance at September 30, 2022	667,504,000	668,288,000
Beaufor [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	1,235,000
Royalty and other mineral interest cost	1,235,000	1,235,000
Royalty and other mineral interest cost	1,235,000	1,235,000	1,235,000
Balance at September 30, 2022	1,235,000	1,235,000
Borden [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	3,889,000
Royalty and other mineral interest cost	3,889,000	1,108,000
Royalty and other mineral interest additions		2,781,000
Royalty and other mineral interest cost	3,889,000	3,889,000	1,108,000
Royalty accumulated depletion	(539,000)
Depletion	(47,000)	(539,000)
Royalty accumulated depletion	(586,000)	(539,000)
Balance at September 30, 2022	3,303,000	3,350,000
Cheechoo [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	12,640,000
Royalty and other mineral interest cost	12,640,000
Royalty and other mineral interest additions		12,640,000
Royalty and other mineral interest cost	12,640,000	12,640,000
Balance at September 30, 2022	12,640,000	12,640,000
Cote [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	16,132,000
Royalty and other mineral interest cost	16,132,000
Royalty and other mineral interest additions		16,132,000
Royalty and other mineral interest cost	16,132,000	16,132,000
Balance at September 30, 2022	16,132,000	16,132,000
Croinor [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	5,779,000
Royalty and other mineral interest cost	5,779,000	5,330,000
Royalty and other mineral interest additions		449,000
Royalty and other mineral interest cost	5,779,000	5,779,000	5,330,000
Balance at September 30, 2022	5,779,000	5,779,000
Fenelon [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	41,553,000
Royalty and other mineral interest cost	41,553,000	41,553,000
Royalty and other mineral interest cost	41,553,000	41,553,000	41,553,000
Balance at September 30, 2022	41,553,000	41,553,000
Gold Rock [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	3,275,000
Royalty and other mineral interest cost	3,275,000	3,275,000
Royalty and other mineral interest cost	3,275,000	3,275,000	3,275,000
Balance at September 30, 2022	3,275,000	3,275,000
Granite Creek [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	21,768,000
Royalty and other mineral interest cost	21,768,000
Royalty and other mineral interest additions		21,768,000
Royalty and other mineral interest cost	21,768,000	21,768,000
Balance at September 30, 2022	21,768,000	21,768,000
Hog Ranch [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	12,879,000
Royalty and other mineral interest cost	12,879,000	12,879,000
Royalty and other mineral interest cost	12,879,000	12,879,000	12,879,000
Balance at September 30, 2022	12,879,000	12,879,000
Jerritt Canyon [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	8,921,000
Royalty and other mineral interest cost	8,921,000	8,921,000
Royalty and other mineral interest cost	8,921,000	8,921,000	8,921,000
Royalty accumulated depletion	(528,000)	(74,000)
Depletion	(21,000)	(454,000)
Royalty accumulated depletion	(549,000)	(528,000)	(74,000)
Balance at September 30, 2022	8,372,000	8,393,000
Lincoln Hill [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	5,421,000
Royalty and other mineral interest cost	5,289,000	5,289,000
Royalty and other mineral interest cost	5,421,000	5,289,000	5,289,000
Transfer		132,000
Total		132,000
Balance at September 30, 2022	5,421,000	5,421,000
Malartic [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	318,393,000
Royalty and other mineral interest cost	318,393,000
Royalty and other mineral interest additions		318,393,000
Royalty and other mineral interest cost	318,393,000	318,393,000
Royalty accumulated depletion	(691,000)
Depletion	(126,000)	(691,000)
Royalty accumulated depletion	(817,000)	(691,000)
Balance at September 30, 2022	317,576,000	317,702,000
Marigold [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	1,261,000
Royalty and other mineral interest cost	1,261,000	1,261,000
Royalty and other mineral interest cost	1,261,000	1,261,000	1,261,000
Royalty accumulated depletion	(84,000)	(84,000)
Royalty accumulated depletion	(84,000)	(84,000)	(84,000)
Balance at September 30, 2022	1,177,000	1,177,000
McKenzie Break [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	4,301,000
Royalty and other mineral interest cost	4,301,000	4,010,000
Royalty and other mineral interest additions		291,000
Royalty and other mineral interest cost	4,301,000	4,301,000	4,010,000
Balance at September 30, 2022	4,301,000	4,301,000
Railroad-Pinion [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	3,032,000
Royalty and other mineral interest cost	3,032,000	3,032,000
Royalty and other mineral interest cost	3,032,000	3,032,000	3,032,000
Balance at September 30, 2022	3,032,000	3,032,000
Rawhide [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	3,821,000	3,821,000
Royalty and other mineral interest cost		3,821,000	3,821,000
Impairment		(3,821,000)
Total		(3,821,000)
REN (Net Profit Interest) [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	21,017,000
Royalty and other mineral interest cost	21,017,000	21,017,000
Royalty and other mineral interest cost	21,017,000	21,017,000	21,017,000
Balance at September 30, 2022	21,017,000	21,017,000
REN (Net Smelter Return) [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	42,921,000
Royalty and other mineral interest cost	42,365,000	42,365,000
Royalty and other mineral interest cost	42,921,000	42,365,000	42,365,000
Transfer		556
Total		556,000
Balance at September 30, 2022	42,921,000	42,921,000
Sao Jorge [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	2,274,000
Royalty and other mineral interest cost	2,274,000	2,274,000
Royalty and other mineral interest cost	2,274,000	2,274,000	2,274,000
Balance at September 30, 2022	2,274,000	2,274,000
Titiribi [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	3,010,000
Royalty and other mineral interest cost	3,010,000	3,010,000
Royalty and other mineral interest cost	3,010,000	3,010,000	3,010,000
Balance at September 30, 2022	3,010,000	3,010,000
Whistler [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	2,575,000
Royalty and other mineral interest cost	2,575,000	2,575,000
Royalty and other mineral interest cost	2,575,000	2,575,000	2,575,000
Balance at September 30, 2022	2,575,000	2,575,000
Yellowknife [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	1,870,000
Royalty and other mineral interest cost	1,870,000	1,870,000
Royalty and other mineral interest cost	1,870,000	1,870,000	1,870,000
Balance at September 30, 2022	1,870,000	1,870,000
Others [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	136,062,000
Royalty and other mineral interest cost	138,540,000	99,884,000
Royalty and other mineral interest additions	57,000	38,656,000
Royalty and other mineral interest cost	136,119,000	138,540,000	99,884,000
Royalty accumulated depletion	(78,000)	(6,000)
Depletion	(22,000)	(72,000)
Royalty accumulated depletion	(100,000)	(78,000)	$ (6,000)
Transfer		(688)
Disposition	(76,000)	10
Option payments	(549,000)	(1,780,000)
Total	(625,000)	(2,478,000)
Balance at September 30, 2022	$ 135,394,000	$ 135,984,000